Report of Independent Registered Public Accounting Firm

The Board of Directors of COUNTRY Investors Life Assurance Company and

Contract Owners of COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2004.

Chicago, Illinois

April 24, 2024

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Ultra® Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio - Class F

DWS Global Small Cap VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Service

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$85,163	$85,163	$-	$85,163	$87,944	5,988.99	2,393.46	-
American Century VP Inflation Protection Bond Fund	17,935	17,935	-	17,935	19,708	1,910.03	1,328.76	-
American Century VP Ultra® Fund	288,683	288,683	-	288,683	228,102	11,254.71	5,108.45	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	52,466	52,466	-	52,466	54,898	1,498.16	1,200.08	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	155,944	155,944	-	155,944	144,036	4,825.00	3,229.30	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	142,907	142,907	-	142,907	154,998	3,408.22	6,161.42	-
Calvert VP EAFE International Index Portfolio - Class F	1,326,613	1,326,613	-	1,326,613	1,234,497	14,023.39	60,089.40	-
Calvert VP Russell 2000® Small Cap Index Portfolio	375,305	371,060	4,245	375,305	354,388	4,705.42	11,426.37	130.72
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	21,186	21,186	-	21,186	19,281	268.65	440.14	-
Calvert VP S&P MidCap 400 Index Portfolio	184,601	184,601	-	184,601	163,180	1,543.49	4,104.21	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	15,854	15,854	-	15,854	14,108	132.86	354.98	-
DWS Global Small Cap VIP - Class A	20,135	20,135	-	20,135	20,859	1,926.76	562.63	-
Federated Hermes Government Money Fund II - Service Shares	439,201	439,201	-	439,201	439,201	439,201.45	46,592.87	-
Federated Hermes Managed Volatility Fund II - Primary Shares	310,159	310,159	-	310,159	339,219	34,385.71	17,265.52	-
Federated Hermes Quality Bond Fund II - Primary Shares	912,785	912,785	-	912,785	967,969	90,018.21	77,536.85	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,593,310	2,593,310	-	2,593,310	1,940,279	53,327.37	46,234.77	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	342,052	342,052	-	342,052	263,854	7,304.12	5,464.63	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	308,330	308,330	-	308,330	218,726	11,402.75	7,562.87	-
Fidelity® VIP Growth Portfolio - Initial Class	653,922	640,405	13,517	653,922	519,163	7,023.87	10,924.52	230.59
Fidelity® VIP Growth Portfolio - Service Class 2	94,118	94,118	-	94,118	80,352	1,046.69	1,225.19	-
Fidelity® VIP High Income Portfolio - Service Class 2	6,371	6,371	-	6,371	6,611	1,454.68	263.27	-
Fidelity® VIP Index 500 Portfolio - Initial Class	2,792,212	2,780,989	11,223	2,792,212	1,501,862	6,046.50	57,900.91	233.67
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,289,616	2,289,616	-	2,289,616	1,415,095	5,029.03	37,793.58	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,180,572	5,171,747	8,825	5,180,572	6,062,563	463,793.38	440,045.00	750.88
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,271,610	2,271,610	-	2,271,610	2,148,390	65,483.14	48,645.16	-
Fidelity® VIP Overseas Portfolio - Initial Class	719,004	719,004	-	719,004	655,768	27,846.79	29,511.51	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	481,745	481,745	-	481,745	506,574	28,539.38	11,152.95	-
Franklin Global Real Estate VIP Fund - Class 2	455,542	455,542	-	455,542	513,680	36,298.18	28,902.35	-
Franklin Mutual Shares VIP Fund - Class 2	71,945	71,945	-	71,945	75,828	4,693.06	2,798.57	-
Franklin Small Cap Value VIP Fund - Class 2	967,922	967,922	-	967,922	977,113	72,940.58	23,872.55	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	151,714	151,714	-	151,714	177,687	11,389.91	3,711.66	-
Franklin U.S. Government Securities VIP Fund - Class 2	107,214	107,214	-	107,214	124,616	10,348.81	8,795.47	-
Templeton Global Bond VIP Fund - Class 2	8,400	8,400	-	8,400	9,821	654.22	694.50	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Templeton Growth VIP Fund - Class 2	$117,775	$117,775	$-	$117,775	$117,468	9,822.76	5,951.88	-
LVIP JPMorgan Mid Cap Value Fund - Standard	374,467	366,195	8,272	374,467	376,676	36,809.88	8,229.66	185.90
LVIP JPMorgan Small Cap Core Fund - Standard	259,247	259,247	-	259,247	261,951	13,060.98	6,881.27	-
LVIP JPMorgan Small Cap Core Fund - Service	363,438	363,438	-	363,438	340,501	18,535.18	7,601.57	-
T. Rowe Price All-Cap Opportunities Portfolio	4,604,791	4,604,791	-	4,604,791	4,511,059	133,860.21	64,781.22	-
T. Rowe Price Equity Income Portfolio	4,275,741	4,275,741	-	4,275,741	4,072,616	154,025.26	127,810.35	-
T. Rowe Price Moderate Allocation Portfolio	367,369	367,369	-	367,369	378,874	18,350.08	13,024.73	-
T. Rowe Price International Stock Portfolio	2,135,651	2,135,651	-	2,135,651	2,250,243	142,281.90	93,738.55	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(936)	$(936)	$(218)	$113	$(105)	$14,788	$13,747
American Century VP Inflation Protection Bond Fund	638	(210)	428	(5)	-	(5)	7	430
American Century VP Ultra® Fund	-	(3,024)	(3,024)	4,273	17,725	21,998	67,748	86,722
BNY Mellon VIF Appreciation Portfolio - Initial Shares	376	(623)	(247)	(1,810)	4,546	2,736	6,584	9,073
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	947	(1,708)	(761)	875	15,340	16,215	16,209	31,663
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	435	(1,599)	(1,164)	(63)	2,933	2,870	8,844	10,550
Calvert VP EAFE International Index Portfolio - Class F	37,372	(15,457)	21,915	2,628	-	2,628	171,242	195,785
Calvert VP Russell 2000® Small Cap Index Portfolio	3,002	(4,171)	(1,169)	(2,708)	191	(2,517)	53,872	50,186
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	170	(414)	(244)	(2,768)	11	(2,757)	6,790	3,789
Calvert VP S&P MidCap 400 Index Portfolio	2,113	(2,154)	(41)	4,754	7,131	11,885	12,837	24,681
Calvert VP S&P MidCap 400 Index Portfolio - Class F	180	(304)	(124)	1,534	609	2,143	1,318	3,337
DWS Global Small Cap VIP - Class A	163	(214)	(51)	(284)	107	(177)	4,039	3,811
Federated Hermes Government Money Fund II - Service Shares	20,170	(5,433)	14,737	-	-	-	-	14,737
Federated Hermes Managed Volatility Fund II - Primary Shares	5,464	(3,467)	1,997	(14,570)	-	(14,570)	34,024	21,451
Federated Hermes Quality Bond Fund II - Primary Shares	23,938	(10,689)	13,249	(8,616)	-	(8,616)	38,476	43,109
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,504	(28,402)	(16,898)	56,720	83,739	140,459	531,190	654,751
Fidelity® VIP Contrafund® Portfolio - Service Class 2	810	(4,797)	(3,987)	38,203	12,561	50,764	58,907	105,684
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,828	(3,373)	1,455	3,842	10,858	14,700	29,461	45,616
Fidelity® VIP Growth Portfolio - Initial Class	757	(6,671)	(5,914)	6,801	26,997	33,798	137,258	165,142
Fidelity® VIP Growth Portfolio - Service Class 2	3	(975)	(972)	266	4,040	4,306	20,742	24,076
Fidelity® VIP High Income Portfolio - Service Class 2	351	(74)	277	(123)	-	(123)	381	535
Fidelity® VIP Index 500 Portfolio - Initial Class	37,836	(30,824)	7,012	130,381	24,096	154,477	412,939	574,428
Fidelity® VIP Index 500 Portfolio - Service Class 2	26,622	(25,433)	1,189	155,841	20,266	176,107	296,421	473,717
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	131,807	(58,587)	73,220	(57,767)	-	(57,767)	225,615	241,068
Fidelity® VIP Mid Cap Portfolio - Service Class 2	8,273	(25,767)	(17,494)	(20,063)	61,878	41,815	251,927	276,248
Fidelity® VIP Overseas Portfolio - Initial Class	7,081	(8,282)	(1,201)	9,553	1,791	11,344	106,770	116,913
Fidelity® VIP Real Estate Portfolio - Service Class 2	10,337	(5,140)	5,197	(2,748)	18,179	15,431	20,210	40,838
Franklin Global Real Estate VIP Fund - Class 2	12,332	(5,184)	7,148	(14,924)	-	(14,924)	46,922	39,146
Franklin Mutual Shares VIP Fund - Class 2	1,268	(921)	347	(6,613)	5,837	(776)	8,733	8,304
Franklin Small Cap Value VIP Fund - Class 2	5,035	(11,351)	(6,316)	(66,292)	54,581	(11,711)	117,209	99,182
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,595)	(1,595)	(2,963)	-	(2,963)	35,148	30,590

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
Franklin U.S. Government Securities VIP Fund - Class 2	$2,809	$(1,243)	$1,566	$(995)	$-	$(995)	$2,775	$3,346
Templeton Global Bond VIP Fund - Class 2	-	(95)	(95)	(148)	-	(148)	385	142
Templeton Growth VIP Fund - Class 2	3,573	(1,299)	2,274	(1,041)	-	(1,041)	18,431	19,664
LVIP JPMorgan Mid Cap Value Fund - Standard	10,952	(4,039)	6,913	3,496	29,209	32,705	(6,829)	32,789
LVIP JPMorgan Small Cap Core Fund - Standard	3,318	(2,870)	448	(807)	2,123	1,316	25,773	27,537
LVIP JPMorgan Small Cap Core Fund - Service	3,360	(4,049)	(689)	(2,692)	3,018	326	38,339	37,976
T. Rowe Price All-Cap Opportunities Portfolio	10,558	(50,321)	(39,763)	13,895	303,363	317,258	755,944	1,033,439
T. Rowe Price Equity Income Portfolio	85,201	(48,413)	36,788	(25,522)	173,995	148,473	140,360	325,621
T. Rowe Price Moderate Allocation Portfolio	10,595	(5,814)	4,781	(13,538)	997	(12,541)	63,158	55,398
T. Rowe Price International Stock Portfolio	20,286	(24,884)	(4,598)	(4,897)	-	(4,897)	299,063	289,568

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
American Century VP Capital Appreciation Fund	$71,985	$(936)	$(105)	$14,788	$13,747	$1,393	$(1,332)	$(76)	$(554)	$(569)	$13,178	$85,163
American Century VP Inflation Protection Bond Fund	17,894	428	(5)	7	430	-	(674)	(30)	315	(389)	41	17,935
American Century VP Ultra® Fund	209,513	(3,024)	21,998	67,748	86,722	2,784	(9,718)	(129)	(489)	(7,552)	79,170	288,683
BNY Mellon VIF Appreciation Portfolio - Initial Shares	49,818	(247)	2,736	6,584	9,073	90	(5,755)	(104)	(656)	(6,425)	2,648	52,466
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	128,175	(761)	16,215	16,209	31,663	400	(5,018)	(116)	840	(3,894)	27,769	155,944
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	129,664	(1,164)	2,870	8,844	10,550	2,153	(1,124)	(181)	1,845	2,693	13,243	142,907
Calvert VP EAFE International Index Portfolio - Class F	1,271,379	21,915	2,628	171,242	195,785	5,826	(81,357)	(2,661)	(62,359)	(140,551)	55,234	1,326,613
Calvert VP Russell 2000® Small Cap Index Portfolio	349,707	(1,169)	(2,517)	53,872	50,186	4,068	(30,118)	62	1,400	(24,588)	25,598	375,305
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	43,960	(244)	(2,757)	6,790	3,789	-	(27,737)	(62)	1,236	(26,563)	(22,774)	21,186
Calvert VP S&P MidCap 400 Index Portfolio	184,466	(41)	11,885	12,837	24,681	1,600	(27,170)	(173)	1,197	(24,546)	135	184,601
Calvert VP S&P MidCap 400 Index Portfolio - Class F	35,775	(124)	2,143	1,318	3,337	-	(23,237)	(21)	-	(23,258)	(19,921)	15,854
DWS Global Small Cap VIP - Class A	16,988	(51)	(177)	4,039	3,811	-	(713)	(38)	87	(664)	3,147	20,135
Federated Hermes Government Money Fund II - Service Shares	457,155	14,737	-	-	14,737	10,286	(14,588)	(547)	(27,842)	(32,691)	(17,954)	439,201
Federated Hermes Managed Volatility Fund II - Primary Shares	289,930	1,997	(14,570)	34,024	21,451	4,535	(21,936)	(322)	16,501	(1,222)	20,229	310,159
Federated Hermes Quality Bond Fund II - Primary Shares	909,017	13,249	(8,616)	38,476	43,109	8,898	(59,697)	(712)	12,170	(39,341)	3,768	912,785
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,119,947	(16,898)	140,459	531,190	654,751	33,100	(182,538)	(2,755)	(29,195)	(181,388)	473,363	2,593,310

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$383,830	$(3,987)	$50,764	$58,907	$105,684	$-	$(140,142)	$(373)	$(6,947)	$(147,462)	$(41,778)	$342,052
Fidelity® VIP Growth & Income Portfolio - Initial Class	264,139	1,455	14,700	29,461	45,616	1,904	(1,187)	(302)	(1,840)	(1,425)	44,191	308,330
Fidelity® VIP Growth Portfolio - Initial Class	470,099	(5,914)	33,798	137,258	165,142	1,515	(6,255)	226	23,195	18,681	183,823	653,922
Fidelity® VIP Growth Portfolio - Service Class 2	70,366	(972)	4,306	20,742	24,076	-	-	(7)	(317)	(324)	23,752	94,118
Fidelity® VIP High Income Portfolio - Service Class 2	6,358	277	(123)	381	535	-	(535)	(14)	27	(522)	13	6,371
Fidelity® VIP Index 500 Portfolio - Initial Class	2,409,988	7,012	154,477	412,939	574,428	14,335	(158,059)	(1,768)	(46,712)	(192,204)	382,224	2,792,212
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,100,507	1,189	176,107	296,421	473,717	7,071	(222,360)	(3,601)	(65,718)	(284,608)	189,109	2,289,616
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,819,614	73,220	(57,767)	225,615	241,068	22,585	(254,378)	(6,122)	357,805	119,890	360,958	5,180,572
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,150,533	(17,494)	41,815	251,927	276,248	26,545	(171,325)	(2,610)	(7,781)	(155,171)	121,077	2,271,610
Fidelity® VIP Overseas Portfolio - Initial Class	636,871	(1,201)	11,344	106,770	116,913	40,104	(64,237)	(492)	(10,155)	(34,780)	82,133	719,004
Fidelity® VIP Real Estate Portfolio - Service Class 2	420,973	5,197	15,431	20,210	40,838	1,775	(23,997)	(780)	42,936	19,934	60,772	481,745
Franklin Global Real Estate VIP Fund - Class 2	425,010	7,148	(14,924)	46,922	39,146	23,149	(56,937)	(340)	25,514	(8,614)	30,532	455,542
Franklin Mutual Shares VIP Fund - Class 2	86,033	347	(776)	8,733	8,304	-	(6,804)	(87)	(15,501)	(22,392)	(14,088)	71,945
Franklin Small Cap Value VIP Fund - Class 2	960,691	(6,316)	(11,711)	117,209	99,182	17,288	(108,201)	(1,087)	49	(91,951)	7,231	967,922
Franklin Small-Mid Cap Growth VIP Fund - Class 2	120,645	(1,595)	(2,963)	35,148	30,590	1,455	(739)	(128)	(109)	479	31,069	151,714
Franklin U.S. Government Securities VIP Fund - Class 2	103,602	1,566	(995)	2,775	3,346	2,370	(2,311)	(77)	284	266	3,612	107,214

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Templeton Global Bond VIP Fund - Class 2	$8,394	$(95)	$(148)	$385	$142	$-	$(310)	$(6)	$180	$(136)	$6	$8,400
Templeton Growth VIP Fund - Class 2	102,257	2,274	(1,041)	18,431	19,664	2,550	(6,271)	(100)	(325)	(4,146)	15,518	117,775
LVIP JPMorgan Mid Cap Value Fund - Standard	330,518	6,913	32,705	(6,829)	32,789	3,085	(7,572)	254	15,393	11,160	43,949	374,467
LVIP JPMorgan Small Cap Core Fund - Standard	236,293	448	1,316	25,773	27,537	2,531	(5,073)	(199)	(1,842)	(4,583)	22,954	259,247
LVIP JPMorgan Small Cap Core Fund - Service	338,781	(689)	326	38,339	37,976	1,233	(17,416)	(550)	3,414	(13,319)	24,657	363,438
T. Rowe Price All-Cap Opportunities Portfolio	3,862,240	(39,763)	317,258	755,944	1,033,439	19,674	(168,013)	(6,365)	(136,184)	(290,888)	742,551	4,604,791
T. Rowe Price Equity Income Portfolio	4,149,666	36,788	148,473	140,360	325,621	24,056	(250,370)	(5,952)	32,720	(199,546)	126,075	4,275,741
T. Rowe Price Moderate Allocation Portfolio	517,184	4,781	(12,541)	63,158	55,398	36,682	(216,460)	(405)	(25,030)	(205,213)	(149,815)	367,369
T. Rowe Price International Stock Portfolio	2,021,412	(4,598)	(4,897)	299,063	289,568	15,302	(126,354)	(3,399)	(60,878)	(175,329)	114,239	2,135,651

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$91,574	$(903)	$10,624	$(37,065)	$(27,344)	$7,372	$(3,810)	$(77)	$4,270	$7,755	$(19,589)	$71,985
American Century VP Inflation Protection Bond Fund	21,483	759	224	(3,887)	(2,904)	-	(270)	(34)	(381)	(685)	(3,589)	17,894
American Century VP Ultra® Fund	427,363	(3,065)	95,871	(212,603)	(119,797)	3,076	(101,353)	(127)	351	(98,053)	(217,850)	209,513
BNY Mellon VIF Appreciation Portfolio - Initial Shares	62,289	(267)	14,820	(26,362)	(11,809)	90	(625)	(101)	(26)	(662)	(12,471)	49,818
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	152,558	(519)	27,769	(51,206)	(23,956)	400	(2,095)	(119)	1,387	(427)	(24,383)	128,175
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	158,909	(1,644)	28,359	(54,827)	(28,112)	2,003	(3,964)	(204)	1,032	(1,133)	(29,245)	129,664
Calvert VP EAFE International Index Portfolio - Class F	1,449,898	31,155	(1,719)	(255,062)	(225,626)	4,981	(114,571)	(2,464)	159,161	47,107	(178,519)	1,271,379
Calvert VP Russell 2000® Small Cap Index Portfolio	486,330	(1,433)	47,738	(146,251)	(99,946)	2,372	(43,992)	29	4,914	(36,677)	(136,623)	349,707
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	52,258	(156)	4,913	(16,362)	(11,605)	-	-	(69)	3,376	3,307	(8,298)	43,960
Calvert VP S&P MidCap 400 Index Portfolio	287,343	(584)	50,270	(85,836)	(36,150)	180	(67,433)	(173)	699	(66,727)	(102,877)	184,466
Calvert VP S&P MidCap 400 Index Portfolio - Class F	56,580	(114)	6,111	(13,343)	(7,346)	-	(13,276)	(31)	(152)	(13,459)	(20,805)	35,775
DWS Global Small Cap VIP - Class A	21,560	(116)	3,183	(8,541)	(5,474)	630	(55)	(38)	365	902	(4,572)	16,988
Federated Hermes Government Money Fund II - Service Shares	474,229	(232)	-	-	(232)	14,884	(17,700)	(601)	(13,425)	(16,842)	(17,074)	457,155
Federated Hermes Managed Volatility Fund II - Primary Shares	363,463	2,013	70,987	(124,792)	(51,792)	3,275	(23,737)	(334)	(945)	(21,741)	(73,533)	289,930
Federated Hermes Quality Bond Fund II - Primary Shares	1,092,710	13,496	10,951	(134,700)	(110,253)	8,703	(63,238)	(745)	(18,160)	(73,440)	(183,693)	909,017
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,912,287	(15,759)	127,333	(903,716)	(792,142)	34,616	(37,415)	(2,925)	5,526	(198)	(792,340)	2,119,947

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$518,196	$(3,811)	$23,071	$(161,067)	$(141,807)	$2,100	$(1,138)	$(347)	$6,826	$7,441	$(134,366)	$383,830
Fidelity® VIP Disciplined Small Cap - Service Class 2	196	-	33	(52)	(19)	-	(175)	(2)	-	(177)	(196)	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	274,172	1,314	8,430	(26,739)	(16,995)	10,265	(1,367)	(285)	(1,651)	6,962	(10,033)	264,139
Fidelity® VIP Growth Portfolio - Initial Class	640,507	(3,002)	46,984	(205,930)	(161,948)	949	(11,443)	167	1,867	(8,460)	(170,408)	470,099
Fidelity® VIP Growth Portfolio - Service Class 2	94,084	(655)	6,061	(29,455)	(24,049)	-	-	(7)	338	331	(23,718)	70,366
Fidelity® VIP High Income Portfolio - Service Class 2	7,474	263	(32)	(1,159)	(928)	-	-	(15)	(173)	(188)	(1,116)	6,358
Fidelity® VIP Index 500 Portfolio - Initial Class	3,382,552	6,814	272,859	(891,838)	(612,165)	10,831	(319,729)	(1,951)	(49,550)	(360,399)	(972,564)	2,409,988
Fidelity® VIP Index 500 Portfolio - Service Class 2	3,209,179	(1,445)	304,023	(889,392)	(586,814)	7,938	(200,004)	(4,301)	(325,491)	(521,858)	(1,108,672)	2,100,507
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,984,192	53,502	243,836	(1,112,440)	(815,102)	20,286	(356,922)	(6,218)	(6,622)	(349,476)	(1,164,578)	4,819,614
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,843,200	(21,378)	154,373	(575,870)	(442,875)	21,530	(209,061)	(2,738)	(59,523)	(249,792)	(692,667)	2,150,533
Fidelity® VIP Overseas Portfolio - Initial Class	841,391	(522)	18,112	(229,206)	(211,616)	14,910	(62,063)	(502)	54,751	7,096	(204,520)	636,871
Fidelity® VIP Real Estate Portfolio - Service Class 2	645,297	(543)	16,546	(192,216)	(176,213)	1,730	(41,913)	(845)	(7,083)	(48,111)	(224,324)	420,973
Franklin Global Real Estate VIP Fund - Class 2	581,428	5,786	34,938	(195,592)	(154,868)	6,113	(14,544)	(384)	7,265	(1,550)	(156,418)	425,010
Franklin Mutual Shares VIP Fund - Class 2	103,197	538	9,129	(18,397)	(8,730)	-	(8,021)	(127)	(286)	(8,434)	(17,164)	86,033
Franklin Small Cap Value VIP Fund - Class 2	1,162,514	(2,016)	170,219	(294,451)	(126,248)	6,291	(64,092)	(1,147)	(16,627)	(75,575)	(201,823)	960,691
Franklin Small-Mid Cap Growth VIP Fund - Class 2	181,379	(1,592)	32,121	(93,579)	(63,050)	1,389	(2,421)	(134)	3,482	2,316	(60,734)	120,645

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Franklin U.S. Government Securities VIP Fund - Class 2	$125,445	$1,189	$(2,203)	$(11,538)	$(12,552)	$5,076	$(14,912)	$(78)	$623	$(9,291)	$(21,843)	$103,602
Templeton Global Bond VIP Fund - Class 2	20,977	(122)	(4,579)	4,205	(496)	-	(11,925)	(6)	(156)	(12,087)	(12,583)	8,394
Templeton Growth VIP Fund - Class 2	123,089	(1,085)	855	(14,275)	(14,505)	1,100	(7,926)	(97)	596	(6,327)	(20,832)	102,257
LVIP JPMorgan Mid Cap Value Fund - Standard	377,247	(804)	58,023	(92,394)	(35,175)	3,355	(10,502)	201	(4,608)	(11,554)	(46,729)	330,518
LVIP JPMorgan Small Cap Core Fund - Standard	299,679	(1,871)	53,097	(111,963)	(60,737)	3,111	(7,136)	(205)	1,581	(2,649)	(63,386)	236,293
LVIP JPMorgan Small Cap Core Fund - Service	450,820	(4,079)	75,794	(162,831)	(91,116)	1,512	(26,553)	(588)	4,706	(20,923)	(112,039)	338,781
T. Rowe Price All-Cap Opportunities Portfolio	5,163,728	(49,849)	221,183	(1,312,431)	(1,141,097)	20,239	(266,215)	(6,563)	92,148	(160,391)	(1,301,488)	3,862,240
T. Rowe Price Equity Income Portfolio	5,116,898	29,651	237,508	(493,296)	(226,137)	40,836	(413,681)	(6,508)	(361,742)	(741,095)	(967,232)	4,149,666
T. Rowe Price Moderate Allocation Portfolio	709,530	1,961	7,912	(139,745)	(129,872)	1,365	(66,630)	(422)	3,213	(62,474)	(192,346)	517,184
T. Rowe Price International Stock Portfolio	2,594,207	(9,110)	41,153	(459,555)	(427,512)	16,785	(171,069)	(3,374)	12,375	(145,283)	(572,795)	2,021,412

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
BNY Mellon Variable Investment Fund	Fidelity® VIP Index 500 Portfolio - Service Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Products, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
Calvert VP EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
Calvert VP Russell 2000® Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A (1)	Lincoln Variable Insurance Products Trust (3)
Federated Hermes Insurance Series	LVIP JPMorgan Mid Cap Value Fund – Standard (3)
Federated Hermes Government Money Fund II - Service Shares	LVIP JPMorgan Small Cap Core Fund – Standard (3)
Federated Hermes Managed Volatility Fund II - Primary Shares	LVIP JPMorgan Small Cap Core Fund – Service (3)
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Equity Series, Inc.
Fidelity® Variable Insurance Products Funds	T. Rowe Price All-Cap Opportunities Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Disciplined Small Cap - Service Class 2 (2)	T. Rowe Price International Series, Inc
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth Portfolio - Initial Class

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2023 and 2022; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	Subaccount was inactive during 2023; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2023 have not been presented herein.

(3)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Service	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$1,800	$3,192
American Century VP Inflation Protection Bond Fund	949	910
American Century VP Ultra® Fund	20,353	13,204

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,980	7,106
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	17,664	6,979
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	7,032	2,570

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	42,120	160,756
Calvert VP Russell 2000® Small Cap Index Portfolio	8,408	33,974
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,874	28,670
Calvert VP S&P MidCap 400 Index Portfolio	12,157	29,613
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,566	24,339

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	392	1,000

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	32,913	50,867
Federated Hermes Managed Volatility Fund II - Primary Shares	35,305	34,530
Federated Hermes Quality Bond Fund II - Primary Shares	47,026	73,118

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	$125,362	$239,909
Fidelity® VIP Contrafund® Portfolio - Service Class 2	14,207	153,095
Fidelity® VIP Growth & Income Portfolio - Initial Class	17,782	6,894
Fidelity® VIP Growth Portfolio - Initial Class	54,756	14,992
Fidelity® VIP Growth Portfolio - Service Class 2	4,043	1,299
Fidelity® VIP High Income Portfolio - Service Class 2	377	622
Fidelity® VIP Index 500 Portfolio - Initial Class	80,364	241,460
Fidelity® VIP Index 500 Portfolio - Service Class 2	51,011	314,164
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	509,152	316,042
Fidelity® VIP Mid Cap Portfolio - Service Class 2	99,630	210,417
Fidelity® VIP Overseas Portfolio - Initial Class	59,047	93,237
Fidelity® VIP Real Estate Portfolio - Service Class 2	73,441	30,131

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	59,118	60,584
Franklin Mutual Shares VIP Fund - Class 2	7,252	23,460
Franklin Small Cap Value VIP Fund - Class 2	85,826	129,512
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2,079	3,195
Franklin U.S. Government Securities VIP Fund - Class 2	5,985	4,153
Templeton Global Bond VIP Fund - Class 2	209	440
Templeton Growth VIP Fund - Class 2	5,939	7,811

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	59,119	11,837
LVIP JPMorgan Small Cap Core Fund - Standard	10,871	12,883
LVIP JPMorgan Small Cap Core Fund - Service	11,802	22,792

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	378,740	406,028
T. Rowe Price Equity Income Portfolio	314,894	303,657
T. Rowe Price Moderate Allocation Portfolio	48,059	247,494

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	41,629	221,556

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	52	72	(20)	371	138	233
American Century VP Inflation Protection Bond Fund	24	52	(28)	21	67	(46)
American Century VP Ultra® Fund	56	206	(150)	76	1,985	(1,909)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2	164	(162)	6	23	(17)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	33	127	(94)	46	52	(6)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	177	53	124	130	189	(59)

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	303	7,096	(6,793)	9,123	6,496	2,627
Calvert VP Russell 2000® Small Cap Index Portfolio	198	1,049	(851)	247	1,392	(1,145)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	40	650	(610)	79	8	71
Calvert VP S&P MidCap 400 Index Portfolio	72	674	(602)	31	1,603	(1,572)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	20	582	(562)	16	339	(323)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	5	26	(21)	35	8	27

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,464	4,961	(3,497)	1,434	3,285	(1,851)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,837	1,904	(67)	264	1,450	(1,186)
Federated Hermes Quality Bond Fund II - Primary Shares	2,177	5,626	(3,449)	625	6,915	(6,290)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	675	4,283	(3,608)	1,090	1,104	(14)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	19	2,620	(2,601)	233	78	155
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	-	-	-	6	(6)
Fidelity® VIP Growth & Income Portfolio - Initial Class	63	101	(38)	274	83	191
Fidelity® VIP Growth Portfolio - Initial Class	541	182	359	72	257	(185)
Fidelity® VIP Growth Portfolio - Service Class 2	-	5	(5)	5	-	5
Fidelity® VIP High Income Portfolio - Service Class 2	1	24	(23)	4	12	(8)
Fidelity® VIP Index 500 Portfolio - Initial Class	536	4,972	(4,436)	507	8,913	(8,406)
Fidelity® VIP Index 500 Portfolio - Service Class 2	124	5,459	(5,335)	156	10,147	(9,991)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	34,184	23,758	10,426	3,883	33,115	(29,232)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	787	4,386	(3,599)	423	6,217	(5,794)
Fidelity® VIP Overseas Portfolio - Initial Class	2,276	3,892	(1,616)	3,386	2,946	440
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,114	641	473	146	1,163	(1,017)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	3,225	4,015	(790)	1,016	1,003	13
Franklin Mutual Shares VIP Fund - Class 2	7	960	(953)	5	370	(365)
Franklin Small Cap Value VIP Fund - Class 2	754	3,279	(2,525)	196	2,187	(1,991)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	62	47	15	129	73	56
Franklin U.S. Government Securities VIP Fund - Class 2	273	252	21	436	1,136	(700)
Templeton Global Bond VIP Fund - Class 2	18	29	(11)	11	961	(950)
Templeton Growth VIP Fund - Class 2	136	363	(227)	96	422	(326)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	485	210	275	86	378	(292)
LVIP JPMorgan Small Cap Core Fund - Standard	176	305	(129)	175	250	(75)
LVIP JPMorgan Small Cap Core Fund - Service	133	430	(297)	199	655	(456)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1,133	5,596	(4,463)	2,633	5,193	(2,560)
T. Rowe Price Equity Income Portfolio	2,055	8,515	(6,460)	939	24,808	(23,869)
T. Rowe Price Moderate Allocation Portfolio	1,357	9,232	(7,875)	127	2,372	(2,245)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,220	9,394	(8,174)	2,828	9,719	(6,891)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

American Century VP Capital Appreciation Fund:
2023	2,393	$35.58	$85,163	-%	1.20%	19.28%
2022	2,413	29.83	71,985	-	1.20	(28.98)
2021	2,180	42.00	91,574	-	1.20	9.86
2020	2,261	38.23	86,460	-	1.20	40.76
2019	2,275	27.16	61,801	-	1.20	33.95
American Century VP Inflation Protection Bond Fund:
2023	1,329	13.50	17,935	3.61	1.20	2.43
2022	1,357	13.18	17,894	5.17	1.20	(13.91)
2021	1,403	15.31	21,483	3.39	1.20	5.30
2020	1,396	14.54	20,286	1.12	1.20	8.51
2019	8,727	13.40	116,915	2.53	1.20	7.89
American Century VP Ultra® Fund:
2023	5,108	56.51	288,683	-	1.20	41.81
2022	5,258	39.85	209,513	-	1.20	(33.17)
2021	7,167	59.63	427,363	-	1.20	21.69
2020	7,136	49.00	349,653	-	1.20	48.08
2019	6,165	33.09	204,020	-	1.20	32.98
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	1,200	43.72	52,466	0.72	1.20	19.55
2022	1,362	36.57	49,818	0.67	1.20	(19.04)
2021	1,379	45.17	62,289	0.44	1.20	25.61
2020	1,374	35.96	49,393	0.77	1.20	22.23
2019	1,638	29.42	48,179	1.17	1.20	34.49
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	3,229	48.29	155,944	0.66	1.20	25.20
2022	3,323	38.57	128,175	0.80	1.20	(15.84)
2021	3,329	45.83	152,558	0.48	1.20	24.13
2020	3,362	36.92	124,099	0.77	1.20	23.15
2019	3,737	29.98	112,019	1.08	1.20	27.61
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	6,161	23.19	142,907	0.32	1.20	7.96
2022	6,037	21.48	129,664	-	1.20	(17.61)
2021	6,096	26.07	158,909	0.11	1.20	15.10
2020	6,469	22.65	146,529	0.76	1.20	18.46
2019	8,678	19.12	165,931	-	1.20	20.34
Calvert VP EAFE International Index Portfolio - Class F:
2023	60,089	22.08	1,326,613	2.88	1.20	16.15
2022	66,882	19.01	1,271,379	3.70	1.20	(15.74)
2021	64,255	22.56	1,449,898	1.78	1.20	9.30
2020	67,367	20.64	1,390,186	3.22	1.20	6.28
2019	79,864	19.42	1,550,704	2.34	1.20	19.59

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Calvert VP Russell 2000® Small Cap Index Portfolio:
2023	11,557	$32.47	$375,305	0.86%	1.20%	15.22%
2022	12,408	28.18	349,707	0.81	1.20	(21.46)
2021	13,553	35.88	486,330	0.75	1.20	13.15
2020	13,791	31.71	437,294	1.04	1.20	18.23
2019	16,450	26.82	441,194	0.93	1.20	23.59
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2023	440	48.14	21,186	0.49	1.20	15.00
2022	1,050	41.86	43,960	0.85	1.20	(21.61)
2021	979	53.40	52,258	0.75	1.20	12.94
2020	1,070	47.28	50,609	1.01	1.20	17.99
2019	1,655	40.07	66,325	0.93	1.20	23.33
Calvert VP S&P MidCap 400 Index Portfolio:
2023	4,104	44.98	184,601	1.17	1.20	14.74
2022	4,706	39.20	184,466	0.90	1.20	(14.35)
2021	6,278	45.77	287,343	0.84	1.20	22.94
2020	6,463	37.23	240,634	1.21	1.20	11.97
2019	7,283	33.25	242,160	1.19	1.20	24.35
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	355	44.66	15,854	0.71	1.20	14.51
2022	917	39.00	35,775	0.90	1.20	(14.53)
2021	1,240	45.63	56,580	0.84	1.20	22.73
2020	1,301	37.18	48,368	1.03	1.20	11.75
2019	2,369	33.27	78,831	1.17	1.20	24.06
DWS Global Small Cap VIP - Class A:
2023	563	35.79	20,135	0.90	1.20	23.12
2022	584	29.07	16,988	0.55	1.20	(24.96)
2021	557	38.74	21,560	0.36	1.20	13.57
2020	561	34.11	19,151	0.79	1.20	15.98
2019	536	29.41	15,774	-	1.20	19.84
Federated Hermes Government Money Fund II - Service Shares:
2023	46,593	9.43	439,201	4.43	1.20	3.29
2022	50,090	9.13	457,155	1.14	1.20	-
2021	51,941	9.13	474,229	-	1.20	(1.19)
2020	51,188	9.24	472,952	0.11	1.20	(0.96)
2019	23,276	9.33	217,208	1.63	1.20	0.42
Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	17,266	17.96	310,159	1.87	1.20	7.35
2022	17,333	16.73	289,930	1.85	1.20	(14.77)
2021	18,519	19.63	363,463	1.74	1.20	17.12
2020	18,402	16.76	308,412	2.64	1.20	(0.30)
2019	19,277	16.81	323,954	2.08	1.20	18.84
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	77,537	11.77	912,785	2.66	1.20	4.90
2022	80,986	11.22	909,017	2.59	1.20	(10.38)
2021	87,276	12.52	1,092,710	2.89	1.20	(2.57)
2020	131,350	12.85	1,687,802	3.10	1.20	6.82
2019	182,406	12.03	2,193,912	3.18	1.20	8.17

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	46,235	$56.09	$2,593,310	0.48%	1.20%	31.88%
2022	49,843	42.53	2,119,947	0.51	1.20	(27.19)
2021	49,857	58.41	2,912,287	0.06	1.20	26.32
2020	58,421	46.24	2,701,485	0.24	1.20	29.02
2019	65,999	35.84	2,365,509	0.46	1.20	30.02
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2023	5,465	62.59	342,052	0.20	1.20	31.55
2022	8,066	47.58	383,830	0.27	1.20	(27.37)
2021	7,911	65.51	518,196	0.03	1.20	26.01
2020	8,007	51.99	416,252	0.08	1.20	28.69
2019	11,349	40.40	458,466	0.22	1.20	29.73
Fidelity® VIP Disciplined Small Cap - Service Class 2:
2023	-	-	-	-	-	-
2022	-	-	-	-	1.20	(9.61)
2021	6	34.96	196	-	1.20	18.71
2020	6	29.45	167	0.78	1.20	17.24
2019	6	25.12	144	0.74	1.20	22.69
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	7,563	40.77	308,330	1.70	1.20	17.32
2022	7,601	34.75	264,139	1.69	1.20	(6.08)
2021	7,410	37.00	274,172	2.44	1.20	24.45
2020	7,502	29.73	223,023	2.14	1.20	6.56
2019	7,753	27.90	216,284	3.56	1.20	28.53
Fidelity® VIP Growth Portfolio - Initial Class:
2023	11,155	58.62	653,922	0.13	1.20	34.63
2022	10,796	43.54	470,099	0.62	1.20	(25.36)
2021	10,981	58.33	640,507	-	1.20	21.75
2020	11,002	47.91	527,108	0.08	1.20	42.21
2019	13,795	33.69	464,827	0.26	1.20	32.71
Fidelity® VIP Growth Portfolio - Service Class 2:
2023	1,225	76.82	94,118	-	1.20	34.28
2022	1,230	57.21	70,366	0.35	1.20	(25.54)
2021	1,225	76.83	94,084	-	1.20	21.45
2020	1,225	63.26	77,511	0.04	1.20	41.84
2019	1,222	44.60	54,494	0.05	1.20	32.40
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	263	24.20	6,371	5.65	1.20	8.91
2022	286	22.22	6,358	5.17	1.20	(12.69)
2021	294	25.45	7,474	5.28	1.20	3.04
2020	330	24.70	8,152	1.76	1.20	1.23
2019	5,255	24.40	128,215	4.91	1.20	13.42
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	58,135	48.03	2,792,212	1.46	1.20	24.69
2022	62,571	38.52	2,409,988	1.45	1.20	(19.18)
2021	70,977	47.66	3,382,552	1.25	1.20	27.06
2020	77,809	37.51	2,918,577	1.70	1.20	16.85
2019	97,947	32.10	3,144,549	1.96	1.20	29.78

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Index 500 Portfolio - Service Class 2:
2023	37,794	$60.58	$2,289,616	1.24%	1.20%	24.39%
2022	43,129	48.70	2,100,507	1.13	1.20	(19.38)
2021	53,120	60.41	3,209,179	1.03	1.20	26.73
2020	56,522	47.67	2,694,288	1.46	1.20	16.55
2019	72,432	40.90	2,962,555	1.74	1.20	29.47
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2023	440,796	11.75	5,180,572	2.68	1.20	4.91
2022	430,370	11.20	4,819,614	2.22	1.20	(13.98)
2021	459,602	13.02	5,984,192	2.20	1.20	(1.81)
2020	369,404	13.26	4,897,188	2.31	1.20	8.16
2019	351,274	12.26	4,308,155	2.67	1.20	8.33
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	48,645	46.70	2,271,610	0.38	1.20	13.46
2022	52,244	41.16	2,150,533	0.26	1.20	(15.98)
2021	58,038	48.99	2,843,200	0.31	1.20	23.84
2020	83,763	39.56	3,313,956	0.41	1.20	16.46
2019	86,766	33.97	2,947,445	0.69	1.20	21.72
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	29,512	24.36	719,004	1.02	1.20	19.06
2022	31,128	20.46	636,871	1.11	1.20	(25.38)
2021	30,688	27.42	841,391	0.55	1.20	18.29
2020	30,128	23.18	698,374	0.42	1.20	14.24
2019	36,181	20.29	734,158	2.48	1.20	26.25
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2023	11,153	43.19	481,745	2.39	1.20	9.56
2022	10,680	39.42	420,973	1.08	1.20	(28.55)
2021	11,697	55.17	645,297	0.94	1.20	37.00
2020	12,180	40.27	490,463	1.91	1.20	(7.89)
2019	12,856	43.72	562,113	1.43	1.20	21.49
Franklin Global Real Estate VIP Fund - Class 2:
2023	28,902	15.76	455,542	2.83	1.20	10.13
2022	29,692	14.31	425,010	2.40	1.20	(26.95)
2021	29,679	19.59	581,428	0.89	1.20	25.26
2020	32,386	15.64	506,412	3.18	1.20	(6.52)
2019	31,435	16.73	525,775	2.65	1.20	20.96
Franklin Mutual Shares VIP Fund - Class 2:
2023	2,799	25.71	71,945	1.64	1.20	12.12
2022	3,752	22.93	86,033	1.78	1.20	(8.54)
2021	4,117	25.07	103,197	2.59	1.20	17.81
2020	5,486	21.28	116,769	2.67	1.20	(6.21)
2019	7,630	22.69	173,099	1.79	1.20	21.14
Franklin Small Cap Value VIP Fund - Class 2:
2023	23,873	40.55	967,922	0.53	1.20	11.43
2022	26,398	36.39	960,691	0.99	1.20	(11.14)
2021	28,389	40.95	1,162,514	1.03	1.20	23.90
2020	34,624	33.05	1,144,510	1.43	1.20	3.93
2019	32,842	31.80	1,044,471	1.05	1.20	24.84

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	3,712	$40.87	$151,714	-%	1.20%	25.21%
2022	3,697	32.64	120,645	-	1.20	(34.47)
2021	3,641	49.81	181,379	-	1.20	8.71
2020	3,832	45.82	175,562	-	1.20	53.24
2019	4,331	29.90	129,486	-	1.20	29.89
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	8,795	12.19	107,214	2.69	1.20	3.22
2022	8,774	11.81	103,602	2.30	1.20	(10.80)
2021	9,474	13.24	125,445	2.47	1.20	(3.00)
2020	9,277	13.65	126,623	3.49	1.20	2.63
2019	9,142	13.30	121,626	2.91	1.20	3.95
Templeton Global Bond VIP Fund - Class 2:
2023	695	12.10	8,400	-	1.20	1.68
2022	706	11.90	8,394	-	1.20	(6.08)
2021	1,656	12.67	20,977	-	1.20	(6.08)
2020	1,603	13.49	21,624	8.56	1.20	(6.45)
2019	1,576	14.42	22,716	7.17	1.20	0.83
Templeton Growth VIP Fund - Class 2:
2023	5,952	19.79	117,775	3.27	1.20	19.58
2022	6,179	16.55	102,257	0.16	1.20	(12.53)
2021	6,505	18.92	123,089	1.08	1.20	3.61
2020	7,532	18.26	137,540	3.00	1.20	4.52
2019	7,352	17.47	128,426	2.79	1.20	13.81
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	8,416	44.50	374,467	3.22	1.20	9.61
2022	8,141	40.60	330,518	0.96	1.20	(9.23)
2021	8,433	44.73	377,247	0.91	1.20	28.35
2020	9,300	34.85	324,152	1.44	1.20	(0.83)
2019	9,893	35.14	347,687	1.60	1.20	25.25
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	6,881	37.67	259,247	1.37	1.20	11.75
2022	7,010	33.71	236,293	0.45	1.20	(20.31)
2021	7,085	42.30	299,679	0.53	1.20	19.97
2020	8,404	35.26	296,355	0.84	1.20	12.33
2019	6,329	31.39	198,685	0.39	1.20	23.09
LVIP JPMorgan Small Cap Core Fund - Service:
2023	7,602	47.81	363,438	0.99	1.20	11.47
2022	7,899	42.89	338,781	0.09	1.20	(20.52)
2021	8,355	53.96	450,820	0.31	1.20	19.65
2020	10,393	45.10	468,770	0.59	1.20	11.97
2019	7,738	40.28	311,653	0.18	1.20	22.80
T. Rowe Price All-Cap Opportunities Portfolio:
2023	64,781	71.08	4,604,791	0.25	1.20	27.43
2022	69,244	55.78	3,862,240	-	1.20	(22.43)
2021	71,804	71.91	5,163,728	-	1.20	19.35
2020	74,857	60.25	4,509,974	-	1.20	42.67
2019	98,334	42.23	4,152,823	0.39	1.20	33.33

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Equity Income Portfolio:
2023	127,810	$33.45	$4,275,741	2.09%	1.20%	8.22%
2022	134,270	30.91	4,149,666	1.84	1.20	(4.48)
2021	158,139	32.36	5,116,898	1.56	1.20	24.08
2020	180,263	26.08	4,701,491	2.35	1.20	(0.04)
2019	178,326	26.09	4,651,907	2.32	1.20	24.92
T. Rowe Price Moderate Allocation Portfolio:
2023	13,025	28.21	367,369	2.17	1.20	13.98
2022	20,900	24.75	517,184	1.54	1.20	(19.28)
2021	23,145	30.66	709,530	0.98	1.20	8.76
2020	23,921	28.19	674,283	1.38	1.20	13.17
2019	25,221	24.91	628,135	1.94	1.20	18.41
T. Rowe Price International Stock Portfolio:
2023	93,739	22.78	2,135,651	0.97	1.20	14.88
2022	101,913	19.83	2,021,412	0.76	1.20	(16.82)
2021	108,804	23.84	2,594,207	0.61	1.20	0.13
2020	101,323	23.81	2,412,967	0.51	1.20	13.06
2019	134,323	21.06	2,828,562	2.15	1.20	26.28

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund